Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 98.8%
Communication Services 17.8%
Interactive Media & Services
Alphabet, Inc. “A”*	478,658	67,059,986
Alphabet, Inc. “C”*	402,902	57,131,503
Match Group, Inc.*	98,155	3,767,189
Meta Platforms, Inc. “A”*	312,022	121,732,263
		249,690,941
Consumer Discretionary 0.5%
Automobiles
BYD Co., Ltd. “H”	305,000	6,828,835
Financials 2.6%
Financial Services
Global Payments, Inc.	48,360	6,443,003
Mastercard, Inc. “A”	28,081	12,614,828
Visa, Inc. “A”	61,951	16,928,730
		35,986,561
Health Care 2.4%
Health Care Equipment & Supplies 0.7%
Dexcom, Inc.*	79,331	9,626,817
Life Sciences Tools & Services 0.7%
Danaher Corp.	18,722	4,491,595
Thermo Fisher Scientific, Inc.	11,048	5,954,651
		10,446,246
Pharmaceuticals 1.0%
Eli Lilly & Co.	21,443	13,843,815
Industrials 6.0%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	140,531	11,450,466
Construction & Engineering 0.5%
Quanta Services, Inc.	37,112	7,201,583
Ground Transportation 1.6%
Uber Technologies, Inc.*	331,058	21,608,156
Professional Services 3.1%
Automatic Data Processing, Inc.	52,905	13,002,991
Booz Allen Hamilton Holding Corp.	54,212	7,631,423
Paylocity Holding Corp.* (a)	50,648	8,023,150
Verisk Analytics, Inc.	59,900	14,467,647
		43,125,211

Information Technology 69.5%
Communications Equipment 2.9%
Ciena Corp.*	250,669	13,285,457
Motorola Solutions, Inc.	84,800	27,093,600
		40,379,057
IT Services 4.9%
Accenture PLC “A”	99,562	36,228,621
Cloudflare, Inc. “A”*	140,329	11,093,007
Gartner, Inc.*	25,327	11,585,583
Globant SA*	44,032	10,383,186
		69,290,397
Semiconductors & Semiconductor Equipment 25.8%
Advanced Micro Devices, Inc.*	150,334	25,209,508
Analog Devices, Inc.	112,304	21,602,797
ASML Holding NV (Registered)	16,163	14,058,901
Broadcom, Inc.	66,453	78,414,540
Lam Research Corp.	29,794	24,585,115
Lattice Semiconductor Corp.*	194,858	11,859,058
MACOM Technology Solutions Holdings, Inc.*	79,877	6,887,794
MKS Instruments, Inc.	91,638	9,754,865
NVIDIA Corp.	250,539	154,149,131
Skyworks Solutions, Inc.	71,542	7,473,277
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	7,498,398
		361,493,384
Software 30.2%
Adobe, Inc.*	13,764	8,503,124
Aspen Technology, Inc.*	53,874	10,343,269
Atlassian Corp. “A”*	18,407	4,597,516
Box, Inc. “A”*	629,698	16,359,554
Cadence Design Systems, Inc.*	61,951	17,870,386
CyberArk Software Ltd.*	66,744	15,583,389
Dynatrace, Inc.*	289,077	16,477,389
Five9, Inc.*	139,091	10,551,443
Intuit, Inc.	50,035	31,588,597
Microsoft Corp.	361,590	143,760,952
Salesforce, Inc.*	171,447	48,192,037
ServiceNow, Inc.*	44,289	33,898,801
Synopsys, Inc.*	57,353	30,589,223
Tenable Holdings, Inc.*	293,713	13,833,882
Teradata Corp.*	174,557	8,061,042
Workiva, Inc.*	148,596	13,810,512
		424,021,116
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	356,155	65,674,982
Super Micro Computer, Inc.*	26,206	13,878,960
		79,553,942
Total Common Stocks (Cost $608,108,089)		1,384,546,527

Other Investments 0.0%
Industrials 0.0%
Ground Transportation
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	26,532
Geocapital IV, L.P. (2.9% limited partnership interest)* (b)	—	10,110
Total Other Investments (Cost $1,863,749)		36,642

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d) (Cost $5,258,175)	5,258,175	5,258,175

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $18,392,118)	18,392,118	18,392,118

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $633,622,131)	100.5	1,408,233,462
Other Assets and Liabilities, Net	(0.5)	(6,620,175)
Net Assets	100.0	1,401,613,287
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d)
—	5,258,175 (e)	—	—	—	244	—	5,258,175	5,258,175
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.36% (c)
74,309,104	27,484,930	83,401,916	—	—	718,290	—	18,392,118	18,392,118
74,309,104	32,743,105	83,401,916	—	—	718,534	—	23,650,293	23,650,293

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $5,132,484, which is 0.4% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	26,532	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	10,110	0.0
Total Restricted Securities		1,863,749	36,642	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$249,690,941	$—	$—	$249,690,941
Consumer Discretionary	—	6,828,835	—	6,828,835
Financials	35,986,561	—	—	35,986,561
Health Care	33,916,878	—	—	33,916,878
Industrials	83,385,416	—	—	83,385,416
Information Technology	974,737,896	—	—	974,737,896
Other Investments (b)	—	—	—	36,642
Short-Term Investments (a)	23,650,293	—	—	23,650,293
Total	$1,401,367,985	$6,828,835	$—	$1,408,233,462

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH1
R-080548-2 (1/25)